Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Columbia Income Builder Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Class A
Trading Symbol	RBBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the F un d at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Strategic allocation
| Strategic allocations to higher-yielding bonds, including high-yield corporates, bank loans, and emerging market debt, contributed materially to Fund performance. Additionally, allocations to dividend-oriented equity contributed.
Tactical allocations
| While tactical allocations overall detracted from performance, some contributions came from high-quality bonds, including an underweight to Treasury exposure and an overweight to investment-grade corporates.
Fund level performance
| Underlying fund performance contributed to performance, mainly driven by outperformance of Columbia Quality Income Fund, Columbia Corporate Income Fund, Columbia Emerging Market Bond Fund and Columbia Mortgage Opportunities Fund versus their respective benchmarks. Also, Columbia Small Cap Value Fund and Columbia Real Estate Equity Fund outperformed their respective benchmarks.
Top Performance Detractors
Strategic allocation
| While strategic allocations overall contributed to performance, some performance detraction came from exposure to real estate and small cap equities.
Tactical allocations
| Tactical allocations detracted from performance, driven by allocations within alternatives and equities. Within alternatives, residential mortgage-related exposure detracted. Within equities, an underweight to dividend-oriented equity exposure detracted.
Fund level performance
| While underlying fund performance overall contributed to performance, some performance detraction came from Columbia Dividend Income Fund and Columbia Dividend Opportunity Fund underperforming their respective benchmarks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	7.20	3.30	4.32
Class A (including sales charges)	2.07	2.30	3.81
Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index	6.62	2.61	3.47
Russell 3000® Value Index	19.32	10.08	9.32
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of t ax es that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 874,289,380
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 192,310
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 874,289,380
Total number of portfolio holdings	17
Management services fees (represents 0.02% of Fund average net assets)	$ 192,310
Portfolio turnover for the reporting period	18%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.7%
Columbia High Yield Bond Fund, Institutional 3 Class	9.6%
Columbia Dividend Income Fund, Institutional 3 Class	7.4%
Columbia Floating Rate Fund, Institutional 3 Class	6.8%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	5.8%
Columbia Corporate Income Fund, Institutional 3 Class	5.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	5.6%
Columbia Dividend Opportunity Fund, Institutional 3 Class	5.5%
Columbia Short Duration Bond ETF	5.5%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.4%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.7%
Columbia High Yield Bond Fund, Institutional 3 Class	9.6%
Columbia Dividend Income Fund, Institutional 3 Class	7.4%
Columbia Floating Rate Fund, Institutional 3 Class	6.8%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	5.8%
Columbia Corporate Income Fund, Institutional 3 Class	5.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	5.6%
Columbia Dividend Opportunity Fund, Institutional 3 Class	5.5%
Columbia Short Duration Bond ETF	5.5%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.4%

Columbia Income Builder Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Class C
Trading Symbol	RBBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reportin g period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 117	1.13%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Strategic allocation
| Strategic allocations to higher-yielding bonds, including high-yield corporates, bank loans, and emerging market debt, contributed materially to Fund performance. Additionally, allocations to dividend-oriented equity contributed.
Tactical allocations
| While tactical allocations overall detracted from performance, some contributions came from high-quality bonds, including an underweight to Treasury exposure and an overweight to investment-grade corporates.
Fund level performance
| Underlying fund performance contributed to performance, mainly driven by outperformance of Columbia Quality Income Fund, Columbia Corporate Income Fund, Columbia Emerging Market Bond Fund and Columbia Mortgage Opportunities Fund versus their respective benchmarks. Also, Columbia Small Cap Value Fund and Columbia Real Estate Equity Fund outperformed their respective benchmarks.
Tactical allocations
| Tactical allocations detracted from performance, driven by allocations within alternatives and equities. Within alternatives, residential mortgage-related exposure detracted. Within equities, an underweight to dividend-oriented equity exposure detracted.
Fund level performance
| While underlying fund performance overall contributed to performance, some performance detraction came from Columbia Dividend Income Fund and Columbia Dividend Opportunity Fund underperforming their respective benchmarks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	6.36	2.53	3.54
Class C (including sales charges)	5.36	2.53	3.54
Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index	6.62	2.61	3.47
Russell 3000® Value Index	19.32	10.08	9.32
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 874,289,380
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 192,310
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 874,289,380
Total number of portfolio holdings	17
Management services fees (represents 0.02% of Fund average net assets)	$ 192,310
Portfolio turnover for the reporting period	18%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.7%
Columbia High Yield Bond Fund, Institutional 3 Class	9.6%
Columbia Dividend Income Fund, Institutional 3 Class	7.4%
Columbia Floating Rate Fund, Institutional 3 Class	6.8%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	5.8%
Columbia Corporate Income Fund, Institutional 3 Class	5.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	5.6%
Columbia Dividend Opportunity Fund, Institutional 3 Class	5.5%
Columbia Short Duration Bond ETF	5.5%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.4%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.7%
Columbia High Yield Bond Fund, Institutional 3 Class	9.6%
Columbia Dividend Income Fund, Institutional 3 Class	7.4%
Columbia Floating Rate Fund, Institutional 3 Class	6.8%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	5.8%
Columbia Corporate Income Fund, Institutional 3 Class	5.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	5.6%
Columbia Dividend Opportunity Fund, Institutional 3 Class	5.5%
Columbia Short Duration Bond ETF	5.5%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.4%

Columbia Income Builder Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Institutional Class
Trading Symbol	CBUZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Strategic allocation
| Strategic allocations to higher-yielding bonds, including high-yield corporates, bank loans, and emerging market debt, contributed materially to Fund performance. Additionally, allocations to dividend-oriented equity contributed.
Tactical allocations
| While tactical allocations overall detracted from performance, some contributions came from high-quality bonds, including an underweight to Treasury exposure and an overweight to investment-grade corporates.
Fund level performance
| Underlying fund performance contributed to performance, mainly driven by outperformance of Columbia Quality Income Fund, Columbia Corporate Income Fund, Columbia Emerging Market Bond Fund and Columbia Mortgage Opportunities Fund versus their respective benchmarks. Also, Columbia Small Cap Value Fund and Columbia Real Estate Equity Fund outperformed their respective benchmarks.
Top Performance Detractors
Strategic allocation
| While strategic allocations overall contributed to performance, some performance detraction came from exposure to real estate and small cap equities.
Tactical allocations
| Tactical allocations detracted from performance, driven by allocations within alternatives and equities. Within alternatives, residential mortgage-related exposure detracted. Within equities, an underweight to dividend-oriented equity exposure detracted.
Fund level performance
| While underlying fund performance overall contributed to performance, some performance detraction came from Columbia Dividend Income Fund and Columbia Dividend Opportunity Fund underperforming their respective benchmarks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	7.56	3.58	4.59
B lended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index	6.62	2.61	3.47
Russell 3000® Value Index	19.32	10.08	9.32
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 874,289,380
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 192,310
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund St
a
tistics
Fund net assets	$ 874,289,380
Total number of portfolio holdings	17
Management services fees (represents 0.02% of Fund average net assets)	$ 192,310
Portfolio turnover for the reporting period	18%

Holdings [Text Block]
Graphical Repr
e
sentation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.7%
Columbia High Yield Bond Fund, Institutional 3 Class	9.6%
Columbia Dividend Income Fund, Institutional 3 Class	7.4%
Columbia Floating Rate Fund, Institutional 3 Class	6.8%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	5.8%
Columbia Corporate Income Fund, Institutional 3 Class	5.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	5.6%
Columbia Dividend Opportunity Fund, Institutional 3 Class	5.5%
Columbia Short Duration Bond ETF	5.5%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.4%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.7%
Columbia High Yield Bond Fund, Institutional 3 Class	9.6%
Columbia Dividend Income Fund, Institutional 3 Class	7.4%
Columbia Floating Rate Fund, Institutional 3 Class	6.8%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	5.8%
Columbia Corporate Income Fund, Institutional 3 Class	5.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	5.6%
Columbia Dividend Opportunity Fund, Institutional 3 Class	5.5%
Columbia Short Duration Bond ETF	5.5%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.4%

Columbia Income Builder Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Institutional 2 Class
Trading Symbol	CKKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Strategic allocation
| Strategic allocations to higher-yielding bonds, including high-yield corporates, bank loans, and emerging market debt, contributed materially to Fund performance. Additionally, allocations to dividend-oriented equity contributed.
Tactical allocations
| While tactical allocations overall detracted from performance, some contributions came from high-quality bonds, including an underweight to Treasury exposure and an overweight to investment-grade corporates.
Fund level performance
| Underlying fund performance contributed to performance, mainly driven by outperformance of Columbia Quality Income Fund, Columbia Corporate Income Fund, Columbia Emerging Market Bond Fund and Columbia Mortgage Opportunities Fund versus their respective benchmarks. Also, Columbia Small Cap Value Fund and Columbia Real Estate Equity Fund outperformed their respective benchmarks.
Top Performance Detractors
Strategic allocation
| While strategic allocations overall contributed to performance, some performance detraction came from exposure to real estate and small cap equities.
Tactical allocations
| Tactical allocations detracted from performance, driven by allocations within alternatives and equities. Within alternatives, residential mortgage-related exposure detracted. Within equities, an underweight to dividend-oriented equity exposure detracted.
Fund level performance
| While underlying fund performance overall contributed to performance, some performance detraction came from Columbia Dividend Income Fund and Columbia Dividend Opportunity Fund underperforming their respective benchmarks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	7.55	3.60	4.61
Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index	6.62	2.61	3.47
Russell 3000® Value Index	19.32	10.08	9.32
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 874,289,380
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 192,310
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund St
a
tistics
Fund net assets	$ 874,289,380
Total number of portfolio holdings	17
Management services fees (represents 0.02% of Fund average net assets)	$ 192,310
Portfolio turnover for the reporting period	18%

Holdings [Text Block]
Graphical R
e
presentation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.7%
Columbia High Yield Bond Fund, Institutional 3 Class	9.6%
Columbia Dividend Income Fund, Institutional 3 Class	7.4%
Columbia Floating Rate Fund, Institutional 3 Class	6.8%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	5.8%
Columbia Corporate Income Fund, Institutional 3 Class	5.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	5.6%
Columbia Dividend Opportunity Fund, Institutional 3 Class	5.5%
Columbia Short Duration Bond ETF	5.5%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.4%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.7%
Columbia High Yield Bond Fund, Institutional 3 Class	9.6%
Columbia Dividend Income Fund, Institutional 3 Class	7.4%
Columbia Floating Rate Fund, Institutional 3 Class	6.8%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	5.8%
Columbia Corporate Income Fund, Institutional 3 Class	5.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	5.6%
Columbia Dividend Opportunity Fund, Institutional 3 Class	5.5%
Columbia Short Duration Bond ETF	5.5%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.4%

Columbia Income Builder Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Institutional 3 Class
Trading Symbol	CIBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Strategic allocation
| Strategic allocations to higher-yielding bonds, including high-yield corporates, bank loans, and emerging market debt, contributed materially to Fund performance. Additionally, allocations to dividend-oriented equity contributed.
Tactical allocations
| While tactical allocations overall detracted from performance, some contributions came from high-quality bonds, including an underweight to Treasury exposure and an overweight to investment-grade corporates.
Fund level performance
| Underlying fund performance contributed to performance, mainly driven by outperformance of Columbia Quality Income Fund, Columbia Corporate Income Fund, Columbia Emerging Market Bond Fund and Columbia Mortgage Opportunities Fund versus their respective benchmarks. Also, Columbia Small Cap Value Fund and Columbia Real Estate Equity Fund outperformed their respective benchmarks.
Top Performance Detractors
Strategic allocation
| While strategic allocations overall contributed to performance, some performance detraction came from exposure to real estate and small cap equities.
Tactical allocations
| Tactical allocations detracted from performance, driven by allocations within alternatives and equities. Within alternatives, residential mortgage-related exposure detracted. Within equities, an underweight to dividend-oriented equity exposure detracted.
Fund level performance
| While underlying fund performance overall contributed to performance, some performance detraction came from Columbia Dividend Income Fund and Columbia Dividend Opportunity Fund underperforming their respective benchmarks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	7.60	3.65	4.59
Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index	6.62	2.61	3.47
Russell 3000® Value Index	19.32	10.08	9.32
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 874,289,380
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 192,310
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund St
a
tistics
Fund net assets	$ 874,289,380
Total number of portfolio holdings	17
Management services fees (represents 0.02% of Fund average net assets)	$ 192,310
Portfolio turnover for the reporting period	18%

Holdings [Text Block]
Graphical Repres
e
ntation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.7%
Columbia High Yield Bond Fund, Institutional 3 Class	9.6%
Columbia Dividend Income Fund, Institutional 3 Class	7.4%
Columbia Floating Rate Fund, Institutional 3 Class	6.8%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	5.8%
Columbia Corporate Income Fund, Institutional 3 Class	5.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	5.6%
Columbia Dividend Opportunity Fund, Institutional 3 Class	5.5%
Columbia Short Duration Bond ETF	5.5%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.4%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.7%
Columbia High Yield Bond Fund, Institutional 3 Class	9.6%
Columbia Dividend Income Fund, Institutional 3 Class	7.4%
Columbia Floating Rate Fund, Institutional 3 Class	6.8%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	5.8%
Columbia Corporate Income Fund, Institutional 3 Class	5.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	5.6%
Columbia Dividend Opportunity Fund, Institutional 3 Class	5.5%
Columbia Short Duration Bond ETF	5.5%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.4%

Columbia Income Builder Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Income Builder Fund
Class Name	Class R
Trading Symbol	CBURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Income Builder Fund (the Fund) for the period of February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Strategic allocation
| Strategic allocations to higher-yielding bonds, including high-yield corporates, bank loans, and emerging market debt, contributed materially to Fund performance. Additionally, allocations to dividend-oriented equity contributed.
Tactical allocations
| While tactical allocations overall detracted from performance, some contributions came from high-quality bonds, including an underweight to Treasury exposure and an overweight to investment-grade corporates.
Fund level performance
| Underlying fund performance contributed to performance, mainly driven by outperformance of Columbia Quality Income Fund, Columbia Corporate Income Fund, Columbia Emerging Market Bond Fund and Columbia Mortgage Opportunities Fund versus their respective benchmarks. Also, Columbia Small Cap Value Fund and Columbia Real Estate Equity Fund outperformed their respective benchmarks.
Top Performance Detractors
Strategic allocation
| While strategic allocations overall contributed to performance, some performance detraction came from exposure to real estate and small cap equities.
Tactical allocations
| Tactical allocations detracted from performance, driven by allocations within alternatives and equities. Within alternatives, residential mortgage-related exposure detracted. Within equities, an underweight to dividend-oriented equity exposure detracted.
Fund level performance
| While underlying fund performance overall contributed to performance, some performance detraction came from Columbia Dividend Income Fund and Columbia Dividend Opportunity Fund underperforming their respective benchmarks.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	6.97	3.06	4.06
Blended Benchmark - 65% Bloomberg U.S. Aggregate Bond Index, 25% Russell 3000® Value Index, 10% FTSE Three-Month U.S. Treasury Bill Index	6.62	2.61	3.47
Russell 3000® Value Index	19.32	10.08	9.32
Bloomberg U.S. Aggregate Bond Index	2.07	(0.60)	1.19

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 874,289,380
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 192,310
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund St
a
tistics
Fund net assets	$ 874,289,380
Total number of portfolio holdings	17
Management services fees (represents 0.02% of Fund average net assets)	$ 192,310
Portfolio turnover for the reporting period	18%

Holdings [Text Block]
Graphical Repre
s
entation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.7%
Columbia High Yield Bond Fund, Institutional 3 Class	9.6%
Columbia Dividend Income Fund, Institutional 3 Class	7.4%
Columbia Floating Rate Fund, Institutional 3 Class	6.8%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	5.8%
Columbia Corporate Income Fund, Institutional 3 Class	5.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	5.6%
Columbia Dividend Opportunity Fund, Institutional 3 Class	5.5%
Columbia Short Duration Bond ETF	5.5%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.4%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Quality Income Fund, Institutional 3 Class	26.7%
Columbia High Yield Bond Fund, Institutional 3 Class	9.6%
Columbia Dividend Income Fund, Institutional 3 Class	7.4%
Columbia Floating Rate Fund, Institutional 3 Class	6.8%
Columbia Mortgage Opportunities Fund, Institutional 3 Class	5.8%
Columbia Corporate Income Fund, Institutional 3 Class	5.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class	5.6%
Columbia Dividend Opportunity Fund, Institutional 3 Class	5.5%
Columbia Short Duration Bond ETF	5.5%
Columbia Small Cap Value Fund I, Institutional 3 Class	5.4%